Note Trust preferred securities (Trust preferred securities - Additional Information) (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Disclosure - Trust Preferred Securities - Additional Information [Abstract]
Maximum Percentage Of Restricted Core Capital To All Core Capital That May Be Included In Tier One Capital	25.00%
Trust Preferred Securities Subject To Phase Out Provision Of Dodd Frank Act	$ 427
Percent Of Non Qualifying Capital Instruments Allowed For Tier I Capital In 2015	25.00%
Percent Of Non Qualifying Capital Instruments Allowed For Tier I Capital In 2016	0.00%